Note 12 - Stockholders' Equity	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Equity [Text Block]

Note 12 – Stockholders’ Equity

Preferred Stock

The Company has 20,000,000 authorized shares of $0.001 par value preferred stock. No shares have been issued to date.

Common Stock Sold for Cash

On November 20, 2023, the Company entered into a Stock Purchase Agreement with multiple accredited investors to sell and issue to the purchasers, thereunder, an aggregate of 426,288 shares of the Company’s common stock at a price of $6.50 per share. Proceeds to the Company from the sale of the shares were $2,770,848. A total of 46,669 of these shares, or proceeds of $303,348 were purchased by officers and directors.

On August 25, 2023, the Company entered into a Stock Purchase Agreement with multiple accredited investors to sell and issue to the purchasers, thereunder, an aggregate of 735,000 shares of the Company’s common stock at a price of $5.00 per share. Proceeds to the Company from the sale of the shares were $3,675,000. A total of 195,000 of these shares, or proceeds of $975,000 were purchased by officers and directors.

Common Stock Issued to Directors for Services

On June 1, 2023, the Company issued an aggregate 21,095 shares of common stock amongst its five directors for annual services to be rendered. The aggregate fair value of the common stock was $125,230, based on the closing price of the Company’s common stock on the date of grant. The shares were expensed upon issuance.

On July 22, 2022, the Company accepted Mr. Joseph Lahti’s resignation from the Board of Directors and appointed Tim Creed as a member of the Board. Pursuant to the Company’s Non-Employee Director Compensation Plan, Mr. Creed received 6,410 shares of common stock as compensation. The fair value of the shares was $25,000, based on the closing price of the Company’s common stock on the date of grant.

On April 11, 2022, the Company appointed Joe Mueller as a member of the Board of Directors and Audit Committee. Pursuant to the Company’s Non-Employee Director Compensation Plan, Mr. Mueller received 8,064 shares of common stock as compensation. The fair value of the shares was $24,998, based on the closing price of the Company’s common stock on the date of grant.

Common Stock Awarded to Advisory Panel Members

On April 20, 2022, the Company awarded an aggregate total of 8,000 shares of common stock to two advisory panel members for services. The aggregate fair value of the shares was $20,000, based on the closing price of the Company’s common stock on the date of grant.

On March 25, 2022, the Company awarded 4,255 shares of common stock to a newly appointed advisory panel member for services. The fair value of the shares was $10,000, based on the closing price of the Company’s common stock on the date of grant.